SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Feb. 01, 2022	Apr. 21, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock shares authorized			10,000,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock shares authorized		10,000,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock shares authorized		900,000,000
Subsequent Event [Member] | Mr Kline [Member]
Subsequent Event [Line Items]
Purchase of common stock	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms	the Options shall vest as follows: (i) 50% following 12 months from effective date and (ii) the balance of shares of Common Stock, in four (4) consecutive fiscal quarters, beginning with the quarter ended April 30, 2023
Warrant, Exercise Price, Increase	$ 0.0001